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                               SEMI-ANNUAL REPORT









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                               Prasad Growth Fund

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                               September 30, 2000

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Prasad Growth Fund
================================================================================



Dear Shareholders,

Year 2000 has been a very difficult year. The major problem has been increase in interest rates. The other problems have been increasing oil prices and weak Euro. The presidential elections have caused a great deal of weakness in the market recently. The volatility in the markets have been the highest in the past two years. Most of the recent drop in stock prices is due to the downgrading of stocks by analysts. As the semiconductor stocks were brought down in value, so did the rest of technology issues.

On the positive side, I want to state that we are at or near a bottom. As soon as a president is elected the markets would go up. As the economy is slowing the interest rates will be cut gradually. The oil prices are leveling off and will go down. The Euro will get stronger. In my opinion and of other important people in the industry, analysts have overdone in bringing the stock prices down recently. Many stocks are undervalued now. This is especially true for technology stocks. The future for technology stocks is excellent even though their growth in 2001 may be less than that of 2000. The prices of these stocks should go up once the presidential election is out of the way and interest rates start moving down. Biotechnology has great future as it is opening up gates for new and exciting treatment modalities. At this time if we are patient, we will be rewarded highly in six months from now. There is always more fear at market bottoms. The market will not stay like this forever. The stocks we own in the fund are some of the best, with high sales/earnings growth rates. Please check each one of them out.

As you may or may not know, Prasad Series Trust has its own website. The website address is www.prasadfunds.com. The website now has new features to it. You can know check your account activity online. The account activity section of Prasad Series Trust allows you to get the current value of your account as well as historical transactions. Please note that if you use Netscape Navigator to check your account on our website you might have trouble accessing the activity page. Netscape Navigator's browser cannot handle the complex page script used on our web site. If you do have problems, you can easily download the newest version of Microsoft's Internet Explorer from our site. In addition, you can display the portfolio holdings that are updated monthly.

Prasad Series Trust also has a ticker symbol. The symbol for the fund is PRGRX. Using this symbol you can go to any Internet site (i.e., yahoofinance.com) that gives financial data and you can get the latest price.

We at Prasad Series Trust thank you for your confidence in investing in our fund. We wish you a wonderful holiday season and a great New Year!

Sincerely,
/s/
-------------------------
Raj Prasad

--------------------------------------------------------------------------------
 Prasad Growth Fund
--------------------------------------------------------------------------------
                                                         Schedule of Investments
                                                    September 30, 2000 Unaudited
--------------------------------------------------------------------------------
 Shares/Principal Amount                             Market Value    % of Assets
--------------------------------------------------------------------------------
 COMMON STOCKS
 Auto & Truck
      300 Dycom Industries                                 12,488         0.99%
                                                       ----------
 Bank West/Southwest
      350 GBC Bancorp                                      11,922
    1,000 Silicon Valley                                   58,234
                                                           70,156         5.55%
                                                       ----------
 Building
      500 Lamson Sessions                                   5,937         0.47%
                                                       ----------
 Business Service Security and Safety
    2,000 Tidel Technology                                 13,875         1.10%
                                                       ----------
 Business Service Staffing
        1 Labor Ready                                           4         0.00%
                                                       ----------
 Chemicals
      600 Cabot Micro Electronics                          28,800         2.28%
                                                       ----------
 Computers
      200 Digital Lightwaves                               14,525         1.15%
                                                       ----------
 Drug-Biomedical/Genetic
    1,000 Stemcells                                         6,500         0.51%
                                                       ----------
 Electrical Equipment
      300 Power One                                        18,155         1.44%
                                                       ----------
 Electronic Components
      500 C-Mac Industries                                 28,750
    2,000 Dennse Pac Mic                                   11,250
      600 RF Microdevices                                  18,825
                                                       ----------
                                                           58,825         4.66%
 Electronic Miscellaneous Products
      500 Applied Film                                     13,563         1.07%
                                                       ----------
 Electronic Parts Distributors
    1,000 Jaco Electronics Inc.                            15,000         1.19%
                                                       ----------
 Electronic Semiconductor Equipment
      200 JDS Uniphase                                     18,938
      300 KLA Instruments Corp.                            12,356
    1,000 Trikon Tech                                      14,125
                                                       ----------
                                                           45,419         3.60%
 Electronic Semiconductor Manufacturing
      500 Advanced Micro Devices Inc.                      11,813
    2,000 Atmel Corp.                                      30,375
      200 International Recti-fier                         10,113
    1,000 Micron Technology Inc.                           46,000
                                                       ----------
                                                           98,301         7.78%
 Energy
      500 Calpine                                          52,188
    2,000 NRG-Energy                                       73,000
                                                       ----------
                                                          125,188         9.91%
 Healthcare Products
      200 Biosite Diagnostics                               7,975         0.63%
                                                       ----------
 Instruments-Measuring
      500 BEI Technology                                   20,875         1.65%
                                                       ----------
 Instruments-Scientific
    1,000 DCH Technology Inc.                               5,812         0.46%
                                                       ----------
 Internet Service Provider
      200 Lycos                                            13,754
    1,000 Satyam Infoway                                   13,563
                                                       ----------
                                                           27,317         2.16%
 Investment Management
    2,000 Labranch                                         66,750         5.28%
                                                       ----------
 Petroleum US Exploration/Production
    3,000 Danbury Resources                                21,000
    1,000 Unit Corporation                                 14,750
                                                       ----------
                                                           35,750         2.83%
 Retail Consumer Electronics
    4,000 Emerson Rd.                                       8,250         0.65%
                                                       ----------
 Software Business
      500 Broadvision                                      12,844
      300 Oracle Corp.                                     23,625
                                                       ----------
                                                           36,469         2.89%
 Telecomm Equipment
    1,000 ADC Telecom                                       2,063
      500 ADC Telecommunications Inc.                      13,445
      200 Sycamore Networks                                20,800
                                                       ----------
                                                           36,308         2.88%

          Total Stocks                                    772,242        61.13%
                                                       ==========

 Call Options
 Banks West/Southwest
    3,600 Silicon Valley February 60 call                  29,700         2.35%
                                                       ----------
 Energy
    1,000 Calpine January 100 Call                         16,375         1.30%
                                                       ----------
 Petroleum
    2,000 Dynegy March 60 Call                             15,000         1.19%
                                                       ----------

          Total Call Options                               61,075         4.83%
                                                       ==========
 Money Market Funds
   49,274 Fountain Square                                  49,274         3.90%
                                                       ----------

          Total Money Market Funds                         49,274         3.90%
                                                       ==========

          Total Investments (Cost - 1,004,475)"           882,591        69.87%

          Other Assets Less Liabilities                   380,626        30.13%

          Net Assets                                    1,263,217       100.00%

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   Prasad Growth Fund
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Statement of Assets and Liabilities
  September 30, 2000 Unaudited"

Assets:
  Investment Securities at Market Value                           $    882,591
     (Identified Cost - 1,004,475)
  Cash                                                                   1,548
  Receivables:
     Dividends and Interest                                                290
     Securities Sold                                                   542,650
                                                                  ------------
         Total Assets                                                1,427,079
Liabilities
  Accrued Expenses                                                       1,536
  Securities Purchased                                                 162,326
                                                                  ------------
         Total Liabilities                                             163,862
                                                                  ------------
Net Assets                                                        $  1,263,217
Net Assets Consist of:
  Capital Paid In                                                    1,792,451
  Accumulated Net investment Income                                      3,665
  Accumulated Realized Gain (Loss) on Investments - Net               (411,019)
  Unrealized Depreciation in Value
    of Investments Based on Identified Cost - Net                     (121,884)
                                                                  ------------
Net Assets, for  Shares Outstanding"                              $  1,263,213
Net Asset Value and Redemption Price                              ============
  Per Share ($1,263,217/95,633 shares)                                    6.73
Offering Price Per Share                                                  6.73

--------------------------------------------------------------------------------
 Prasad Growth Fund
--------------------------------------------------------------------------------
 Statement of Operations
 For the year ended  September 30, 2000 Unaudited "

Investment Income:
   Dividends                                                               456
   Interest                                                             13,674
                                                                  ------------
      Total Investment Income                                           14,130
Expenses
   Management Fees (Note 2)                                             10,465
                                                                  ------------
          Total Expenses                                                10,465

Net Investment Income                                                    3,665

Realized and Unrealized Gain (Loss) on Investments:
   Realized Gain (Loss) on Investments                                (394,479)
   Realized Gain (loss) on Options                                          -
   Unrealized Appreciation (Depreciation) on Investments              (299,832)
                                                                  ------------
Net Realized and Unrealized Gain (Loss) on Investments                (694,311)

Net Increase (Decrease) in Net Assets from Operations                 (690,646)

--------------------------------------------------------------------------------
 Prasad Growth Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets Unaudited
                                                             4/01/00    4/01/99
                                                               to         to
                                                             9/30/00    3/31/00
From Operations:
     Net Investment Income                                     3,665    (11,053)
     Net Realized Gain (Loss) on Investments                (394,479)   271,184
     Net Realized Gain (loss) on Options                           0    241,099
     Net Unrealized Appreciation (Depreciation)             (299,832)   170,852
                                                           ---------- ----------
     Increase (Decrease) in Net Assets from Operations      (690,646)   672,082
From Distributions to Shareholders
     Net Investment Income                                  (515,705)         0
     Net Realized Gain (Loss) from Security Transactions           0          0
                                                           ---------- ----------
     Net  Increase (Decrease) from Distributions            (515,705)         0
From Capital Share Transactions:
     Proceeds From Sale of Shares                            302,584  1,003,821
     Shares Issued on Reinvestment of Dividends              515,705          0
     Cost of Shares Redeemed                                 (31,880)  (202,981)
                                                           ---------- ----------
Net Increase from Shareholder Activity                       786,409    800,840

Net Increase  in Net Assets                                 (419,942) 1,472,922

Net Assets at Beginning of Period                          1,683,155    210,233
Net Assets at End of Period                                1,263,213  1,683,155
                                                           ========== ==========
Share Transactions:
     Issued                                                   25,771     88,534
     Reinvested                                               69,690          -
     Redeemed                                                 (3,356)   (12,997)
                                                           ---------- ----------
Net increase (decrease) in shares                             92,105     75,537
Shares outstanding beginning of period                        95,633     20,096
                                                           ---------- ----------
Shares outstanding end of period                             187,738     95,633
                                                           ========== ==========
*Commencement of operations

--------------------------------------------------------------------------------
 Prasad Growth Fund
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Financial Highlights Unaudited
Selected data for a share outstanding throughout the period:
                                                4/01/00   4/01/99   11/23/1998**
                                                  to        to         to
                                                9/30/00   3/31/00    3/31/99
Net Asset Value -
     Beginning of Period                          17.60     10.46      10.00
Net Investment Income                              0.04     (0.12)     (0.05)
Net Gains or Losses on Securities
     (realized and unrealized)                    (6.48)     7.26       0.51
                                                  ------    ------     ------
Total from Investment Operations                  (6.44)     7.14       0.46
Dividends
     (from net investment income)                 (4.43)     0.00       0.00
Distributions (from capital gains)                 0.00      0.00       0.00
Return of Capital                                  0.00      0.00       0.00
                                                  ------    ------     ------
     Total Distributions                          (4.43)     0.00       0.00
Net Asset Value -
     End of Period                                 6.73     17.60      10.46
Total Return                                     -38.66%    68.26%     13.37%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)            1,263     1,683        210

Ratio of Expenses to Average Net Assets            1.50%     1.50%      1.50%*
Ratio of Net Income to Average Net Assets          0.53%    -1.21%     -1.08%*
Ratio of Expenses to Average Net
     Assets Before Reimbursement                   0.00%     0.00%     32.16%
Ration of Income to Average Net
     Assets Before Reimbursement                   0.00%     0.00%    -31.74%
Portfolio Turnover Rate                         1608.79%   455.07%    272.04%*

* Annualized
** commencement of operations.

================================================================================
PRASAD GROWTH FUND
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                                                   NOTES TO FINANCIAL STATEMENTS
                                                              SEPTEMBER 30, 2000

  1.)SIGNIFICANT ACCOUNTING POLICIES
     The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998. The Fund's investment objective is to obtain capital appreciation. In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities. Significant accounting policies of the Fund are presented below:

     SECURITY VALUATION:
     The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

     INCOME TAXES:
     It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

     ESTIMATES:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


  2.)INVESTMENT ADVISORY AGREEMENT
     The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc. The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the fund except for brokerage fees, taxes interest and extraordinary expenses. From time to time, Mutual Funds Leader, Inc. may waive some or all of the fees and may reimburse expenses of the Fund. The Fund paid investment management fees of $8,928 during the six months ending September 30, 2000.

  3.)RELATED PARTY TRANSACTIONS
     Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund. These individuals may receive benefits from any management fees paid to the Advisor.

     As of September 30, 2000, Krishna & Parvataneni M.D. Profit Sharing Plan owned 21.61% of the Fund. This shareholder is considered a control person as defined under Section 2(1)(9) of the 1940 Act, by virtue of their ownership of more than 25% of the voting securities of the Fund.

  4.)CAPITAL STOCK AND DISTRIBUTION
     At September 30, 2000 an indefinite number of shares of capital stock were authorized, and paid-in capital amounted to $1,792,451. Transactions in common stock were as follows:


  5.)PURCHASES AND SALES OF SECURITIES
     During the fiscal year ending September 30, 2000, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $9,263,771 and $9,308,469 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0 respectively.


  6.)FINANCIAL INSTRUMENTS DISCLOSURE
     There are no reportable financial instruments that have any off-balance sheet risk as of September 30, 2000.


  7.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at March 31,2000 was the same as identified cost. At March 31, 2000, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:


 Appreciation          (Depreciation)          Net Appreciation (Depreciation)
    31,334               (153,216)                        (121,882)

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--------------------------------------------------------------------------------

                                Board of Trustees
                                 Rajendra Prasad
                                 Anita Alamshaw
                               Richard L.D. Saxton
                                  Samir Thakkar


                               Investment Adviser
                            Mutual Funds Leader, Inc.
                               821 Hillside Drive
                          Long Beach, California 90815


                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                           1301 E. 9th St., Suite 1005
                              Cleveland, Ohio 44114


                                    Custodian
                                Fifth Third Bank
                              Mutual Fund Services
                            38 Fountain Square Plaza
                                    MD 1090E5
                              Cincinnati, OH 45263


                                     Counsel
                             Michael J. Meaney, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
                            2300 BP America Building
                                200 Public Square
                              Cleveland, Ohio 44114


                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145